Summary of significant accounting policies - Intangible assets, net (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Land use right
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	50 years	50 years